Income Taxes (Details) - DocGo Inc. and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Income Taxes (Details) [Line Items]
Federal net operating loss	$ 56,604,921	$ 76,768,898
Foreign net operating loss carryforward	202,965	41,515
State net operating loss	67,229,895	99,360,503
Carry forward infinitely			$ 62,242,177
Net operating loss carryforwards			$ 11,656,596
Deferred tax assets	16,702,680	22,040,019
Total valuation allowance	$ 5,328,621	$ 4,010,707
Total penalties description		The Company accrued total penalties and interest of $0 during the years ended December 31, 2021 and 2020 and in total, as of December 31, 2021 and 2020 has recognized penalties and interest of $0.